Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net loss	$ (61,489)	$ (31,523)
Other comprehensive loss, net of tax
Changes in post-employment and termination benefits	756	(94)
Foreign currency adjustments	(2,579)	2,084
Comprehensive loss	(63,312)	(29,533)
Comprehensive loss attributed to non-controlling interest	(20,489)	(8,381)
Comprehensive loss attributable to shareholders of Chijet Motor	$ (42,823)	$ (21,152)